Goodwill	12 Months Ended
Dec. 31, 2018
Disclosure of goodwill [abstract]
Disclosure of goodwill [text block]
5	Goodwill

The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	As of December 31,
in 000€	2018	2017*	2016
CGU: MAT NV SAM BE	3,241	3,241	3,241
CGU: e-Prototypy	794	818	775
CGU: ACTech	8,812	8,812	−
CGU: OrthoView	4,467	4,504	4,667
CGU: MAT NV Manufacturing (Metal)	177	177	177
Total	17,491	17,552	8,860

The changes in the carrying value of the goodwill can be presented as follows for the years 2018, 2017 and 2016:

in 000€	Gross	Impair-ment	Total
At January 1, 2016	9,768	(104)	9,664
Currency translation	(804)	−	(804)
At December 31, 2016	8,964	(104)	8,860
Additions	8,812	−	8,812
Currency translation	(120)	−	(120)
At December 31, 2017	17,656	(104)	17,552
Currency translation	(61)	−	(61)
At December 31, 2018	17,595	(104)	17,491

The goodwill of Orthoview (UK) and of e-Prototypy (PL) include respectively K€ (37) and K€ (24) impact of currency translation in 2018.

The Group has performed an impairment test based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The MAT NV SAM BE and Cenat are included in the reportable segment “Materialise Software”. The CGU ACTech, e-Prototypy (PL) and MAT NV Manufacturing (Metal) are included in the reportable segment “Materialise Manufacturing”. The CGU Orthoview (UK) is included in the reportable segment “Materialise Medical”.

CGU: MAT NV SAM (BE)

The goodwill allocated to the CGU MAT NV SAM (BE) relates to the goodwill from the acquisition of CENAT in 2015 and the goodwill related to the acquisition of Marcam in 2011 (DE-3D Printing Software).

The impairment test is based on the projected discounted cash flows resulting from the CGU MAT NV SAM BE, considering a period of five years. The main assumptions for goodwill impairment testing include a pre-tax discount rate (based on WACC) of 12.82% and a perpetual growth rate of 1.71%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of €36.7 million. There are no reasonable changes in assumptions that would reduce the value in use below its carrying value of the cash generating unit.

CGU e-Prototypy

The goodwill relates to the acquisition of the Polish entity e-Prototypy . The impairment test on the CGU e-Prototypy is based on the projected discounted cash flows considering a period of five years. The main assumptions include a pre-tax discount rate (based on WACC) of 12.47% and a perpetual growth rate of 5.00%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience and continued investments in capex in new 3D printing equipment. It was concluded that the value in use is significantly higher than the carrying value of the cash generating unit of €3.87 million. Based on the sensitivity analysis where discount rate would increase with 1%, the value in use would still be significantly higher than the carrying value of the cash generating units. Based on the sensitivity analysis that the five-year projections would be 10 % lower or a perpetual growth rate which is 2% lower, the value in use would still be significantly higher than the carrying value of the cash generating units.

CGU Orthoview

The goodwill relates to the acquisition of Orthoview. The impairment test on the CGU Orthoview is based on the projected discounted cash flows considering a period of 5 years .The main assumptions include a pre-tax discount rate (based on WACC) of 13.27% and a perpetual growth rate of 2.00%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of €9.70 million. Based on the sensitivity analysis where discount rate would increase with 1%, the value in use would still be higher than the carrying value of the cash generating unit. A reasonable change in the perpetual growth by 2% or overall 10% lower five-year projections still result in a value in use that is higher than the carrying value of the cash generating unit.

The Orthoview business is being integrated further in the existing software business within our Materialise Medical segment. Synergies that are expected from joined product lines are not taken into account in the current impairment review as management believes that Orthoview can still be considered a separate cash generating unit in 2018.

CGU ACTECH

The impairment test on the CGU ACTech is based on the projected discounted cash flows, considering a period of 5 years. The main assumptions include a pre-tax discount rate (based on WACC) of 13.95 % and a perpetual growth rate of 1.57%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of €26.7 million. Based on the sensitivity analysis where discount rate would increase with 1 % or other reasonable changes in the 5-year projected cash flows (such as lower EBITDA) and perpetual growth rate, the value in use would be higher than the carrying value of the cash generating unit.